Financial Assets and Liabilities - Contractual maturities of financial liabilities (Details) - Liquidity risk - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 266,497	$ 202,570
Lease obligations	282,423	297,082
Derivative liabilities	12,107	1,509
Exchangeable senior notes	1,109,593	2,211,244
Financial liabilities	1,670,620	2,712,405
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	266,497	202,570
Lease obligations	48,297	41,584
Derivative liabilities	11,438	1,507
Exchangeable senior notes	1,109,593	2,211,244
Financial liabilities	1,435,825	2,456,905
Year ending 2023 - 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0	0
Lease obligations	77,768	109,015
Derivative liabilities	669	2
Exchangeable senior notes	0	0
Financial liabilities	78,437	109,017
Year ending 2025 - 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0	0
Lease obligations	65,227	54,325
Derivative liabilities	0	0
Exchangeable senior notes	0	0
Financial liabilities	65,227	54,325
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0	0
Lease obligations	91,131	92,158
Derivative liabilities	0	0
Exchangeable senior notes	0	0
Financial liabilities	$ 91,131	$ 92,158